Basis of preparation and accounting policies - Financial assets presentation based on SPPI test of IFRS 9 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Fair value of financial assets that pass the SPPI test	$ 60,869	$ 83,124
Movement in the fair value of financial assets that pass the SPPI test	3,348	4,631
Fair value of all other financial assets, net of derivative liabilities	379,360	331,755
Movement in the fair value of all other financial assets, net of derivative liabilities	36,616	44,065
Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	2,094	1,721
Fair value of all other financial assets, net of derivative liabilities	15,690	12,079
Movement in the fair value of all other financial assets, net of derivative liabilities	1,134	530
Accrued investment income
Financial assets
Fair value of financial assets that pass the SPPI test	1,428	1,641
Accrued investment income | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	156	161
Other debtors
Financial assets
Fair value of financial assets that pass the SPPI test	3,248	2,054
Other debtors | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	310	329
Loans
Financial assets
Fair value of financial assets that pass the SPPI test	11,302	13,484
Movement in the fair value of financial assets that pass the SPPI test	154	517
Fair value of all other financial assets, net of derivative liabilities	3,905	3,614
Movement in the fair value of all other financial assets, net of derivative liabilities	3	2
Loans | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	269	197
Equity securities and holdings in collective investment schemes
Financial assets
Fair value of all other financial assets, net of derivative liabilities	278,635	247,281
Movement in the fair value of all other financial assets, net of derivative liabilities	33,515	44,250
Equity securities and holdings in collective investment schemes | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of all other financial assets, net of derivative liabilities	7,949	5,999
Movement in the fair value of all other financial assets, net of derivative liabilities	1,032	444
Debt securities
Financial assets
Fair value of financial assets that pass the SPPI test	32,991	56,365
Movement in the fair value of financial assets that pass the SPPI test	3,194	4,114
Fair value of all other financial assets, net of derivative liabilities	92,837	78,205
Movement in the fair value of all other financial assets, net of derivative liabilities	6,817	5,594
Debt securities | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of all other financial assets, net of derivative liabilities	7,741	6,080
Movement in the fair value of all other financial assets, net of derivative liabilities	102	86
Debt securities | AAA
Financial assets
Fair value of financial assets that pass the SPPI test	1,058	1,117
Debt securities | AA+ to AA-
Financial assets
Fair value of financial assets that pass the SPPI test	6,830	11,328
Debt securities | A+ to A-
Financial assets
Fair value of financial assets that pass the SPPI test	6,904	15,140
Debt securities | BBB+ to BBB-
Financial assets
Fair value of financial assets that pass the SPPI test	9,812	17,972
Debt securities | Below BBB- and unrated
Financial assets
Fair value of financial assets that pass the SPPI test	8,387	10,808
Derivative assets, net of derivative liabilities
Financial assets
Fair value of all other financial assets, net of derivative liabilities	2,117	1,353
Movement in the fair value of all other financial assets, net of derivative liabilities	(3,683)	(5,825)
Other investments
Financial assets
Fair value of all other financial assets, net of derivative liabilities	1,866	1,302
Movement in the fair value of all other financial assets, net of derivative liabilities	(36)	44
Deposits
Financial assets
Fair value of financial assets that pass the SPPI test	3,882	2,615
Deposits | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	777	521
Cash and cash equivalents
Financial assets
Fair value of financial assets that pass the SPPI test	8,018	6,965
Cash and cash equivalents | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	$ 582	$ 513